Taxation - Deferred taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	$ 319	$ 265
Exchange adjustment	5	(8)
Movement in income statement - current year	(10)	79
Movement in income statement - prior years	(16)	(7)
Movement in other comprehensive income	4	(6)	$ 18
Changes in tax rate	1
Movement in equity	4	(1)
Acquisitions		(3)
Balance at the end of the period	307	319	265
Represented by:
Deferred tax assets	347	350
Deferred tax liabilities	(40)	(31)
Net asset position	307	319
Deferred tax assets, inventory	127	92
Deferred tax assets, provisions and other short-term temporary differences	169	206
Deferred tax Assets, bad debt provisions	9	9
Gross unused tax losses and other credits	1,368	1,342
Gross unused research and development tax credits	24	28
Gross unused capital losses	153	142
Research and development tax credits for which deferred tax assets have been recognised	12	16
Later than three years and not later than seven years
Represented by:
Unused tax losses	313
Accelerated tax depreciation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(95)	(91)
Exchange adjustment	(2)
Movement in income statement - current year	(18)	7
Movement in income statement - prior years	(16)	(11)
Balance at the end of the period	(131)	(95)	(91)
Intangibles
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(135)	(138)
Movement in income statement - current year	18	22
Movement in income statement - prior years	17
Acquisitions		(19)
Balance at the end of the period	(100)	(135)	(138)
Retirement benefit obligation
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	(3)	(6)
Exchange adjustment	(1)
Movement in income statement - current year	(1)	4
Movement in other comprehensive income		(1)
Changes in tax rate	(1)
Balance at the end of the period	(6)	(3)	(6)
Losses and other tax attributes
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	245	198
Exchange adjustment	5	(1)
Movement in income statement - current year	(4)	32
Movement in income statement - prior years	(7)
Acquisitions		16
Balance at the end of the period	239	245	198
Inventory, provisions and other differences
Movements in the main components of deferred tax assets and liabilities
Balance at the beginning of the period	307	302
Exchange adjustment	3	(7)
Movement in income statement - current year	(5)	14
Movement in income statement - prior years	(10)	4
Movement in other comprehensive income	4	(5)
Changes in tax rate	2
Movement in equity	4	(1)
Balance at the end of the period	305	307	$ 302
Represented by:
Deferred tax assets	305	307
Trading tax losses
Represented by:
Deferred tax assets	239	245
Unused tax losses and other tax credits
Represented by:
Tax losses and other tax credits for which deferred tax assets have been recognised	$ 1,112	$ 1,094
Minimum
Represented by:
Recovery period for deferred tax assets	5 years